Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Schedule of goodwill and intangible assets
The balance of the Company's intangible assets was as follows, which includes the additional goodwill discussed above:

	Goodwill	Servicing Rights Intangible	Core Deposit Intangible	Total
	(In thousands)

Balance at September 30, 2010	$251,653	$1,775	$4,290	$257,718
Additions	—	—	—	—
Amortization	—	(529)	(918)	(1,447)
Balance at September 30, 2011	251,653	1,246	3,372	256,271
Additions	—	—	2,022	2,022
Amortization	—	(960)	(1,257)	(2,217)
Balance at September 30, 2012	$251,653	$286	$4,137	$256,076

Schedule of future amortization expense	The table below presents the estimated core deposit intangible asset amortization expense for the next five years:

Year End	Expense
(In thousands)
2013	$1,314
2014	1,314
2015	1,014
2016	396
2017	99